Consolidated Shareholders' Equity - Additional Information (Details) - EUR (€)						6 Months Ended			12 Months Ended
		Apr. 30, 2025	Feb. 02, 2025	Jan. 29, 2025	Apr. 30, 2024	Jun. 30, 2025	Jun. 30, 2024		Dec. 31, 2024	Jan. 31, 2024
Disclosure of classes of share capital [Line Items]
Share capital						€ 2,455,512,548
Number of shares (in shares)						1,227,756,274
Par value per share (in euros per share)						€ 2
Number of restricted shares vested (in shares)						2,682,051
Number of restricted shares alloted in regards of capital increase						1,525,846
Other comprehensive income that will be reclassified to profit or loss, net of tax	[1]					€ (5,318,000,000)	€ 1,067,000,000	[2]
Cancellation of treasury shares						3,868,000,000
Employees share ownership plan
Disclosure of classes of share capital [Line Items]
Subscription price (in euros per share)				€ 72.97						€ 72.87
Number of shares subscribed (in shares)				2,260,776						2,124,445
Number of shares issued immediately for employer's contribution (in shares)				116,794						119,951
Expense recognized						€ 31,000,000	45,000,000
Share Repurchase 2024 Program
Disclosure of classes of share capital [Line Items]
Period of share repurchase program		18 months			18 months
Number of shares repurchased (in shares)						39,344,633
Amount of shares repurchased						€ 3,988,000,000
Share Repurchase 2025 Program
Disclosure of classes of share capital [Line Items]
Number of shares repurchased (in shares)						29,556,650
Amount of shares repurchased			€ 3,000,000,000	€ 5,000,000,000
Per Share Value of Shares Repurchased			€ 101.5
Share capital | Sanofi
Disclosure of classes of share capital [Line Items]
Capital increase by exercise of stock subscription options (in shares)						171,150
Capital increase by issuance of restricted shares (in shares)						1,156,205
Other comprehensive income | Items subsequently reclassifiable to profit or loss
Disclosure of classes of share capital [Line Items]
Other comprehensive income that will be reclassified to profit or loss, net of tax						€ (5,017,000,000)	€ 1,067,000,000
Other comprehensive income | Foreign Currency Translation | Items subsequently reclassifiable to profit or loss
Disclosure of classes of share capital [Line Items]
Other comprehensive income that will be reclassified to profit or loss, net of tax						459,000,000			€ 5,000,000
Other comprehensive income | Fair Value On Cash Flow Hedges Excluding Associates And Joint Ventures [Member] | Items subsequently reclassifiable to profit or loss
Disclosure of classes of share capital [Line Items]
Other comprehensive income that will be reclassified to profit or loss, net of tax						€ 2,000,000

[1]	These unaudited condensed half year consolidated financial statements as of June 30, 2025 should be read in conjunction with Sanofi’s audited consolidated financial statements as of December 31, 2024.
[2]	Figures for the 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.